Transactions with related parties - DSI (Details) $ in Thousands	Nov. 29, 2021 USD ($) subsidiary shares	Nov. 08, 2021 item subsidiary	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Nov. 03, 2021 shares
Related Party Transaction [Line Items]
Preferred stock, shares issued | shares			510,000	510,000
Due from a related party (Note 3(c))			$ 70	$ 70
Preferred stock Series C
Related Party Transaction [Line Items]
Preferred stock, shares issued | shares			10,000	10,000
Diana Shipping Inc
Related Party Transaction [Line Items]
Number of vessel-owning subsidiaries contributed | subsidiary	3
Working capital contributed	$ 1,000
Right of first refusal over number of drybulk carriers | item		6
Aggregate fair value of vessels	$ 46,040
Number Of Vessels Contributed to the Entity | subsidiary	3
Economic interest of preferred share	$ 0
Preferred share recorded at par	$ 5
Due from a related party (Note 3(c))			$ 70	$ 70
Diana Shipping Inc | Minimum
Related Party Transaction [Line Items]
Number of vessels the entity has the right, but not the obligation, to purchase | subsidiary		1
Diana Shipping Inc | Maximum [Member]
Related Party Transaction [Line Items]
Number of vessels the entity has the right, but not the obligation, to purchase | subsidiary		6
Diana Shipping Inc | Common stock
Related Party Transaction [Line Items]
Share exchange ratio	10
Number of shares owned | shares					8,820,240
Diana Shipping Inc | Series B Preferred Stock
Related Party Transaction [Line Items]
Number of shares distributed | shares	0
Preferred stock, shares issued | shares	500,000
Diana Shipping Inc | Preferred stock Series C
Related Party Transaction [Line Items]
Preferred stock, shares issued | shares	10,000
Preferred share recorded at fair value	$ 7,570